Significant accounting policies - Vessels, property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
FSO/FpSO/FPSO
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
other tangible assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
other tangible assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
dry-docking | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	2 years 6 months
dry-docking | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Residual value	$ 0
Dry-docking Component
Disclosure of detailed information about property, plant and equipment [line items]
Amortization threshold	1 year